State Street SPDR Nuveen ICE Short Term Municipal Bond ETF Average Annual Total Returns		12 Months Ended	19 Months Ended	60 Months Ended	63 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE 1-5 Year AMT-Free Broad Municipal Index/Bloomberg Managed Money Municipal Short Term Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.00%		1.01%		1.47%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	6.26%	(0.36%)	(0.24%)	2.01%
State Street SPDR Nuveen ICE Short Term Municipal Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		3.75%		0.74%		1.21%
State Street SPDR Nuveen ICE Short Term Municipal Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.74%		0.73%		1.20%
State Street SPDR Nuveen ICE Short Term Municipal Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.30%		0.89%		1.23%

[1]	Returns shown are reflective of the Index for periods beginning on the Benchmark Index Change Date and the Previous Benchmark Index for periods prior to the Benchmark Index Change Date.